Related Party Trancasctions - Schedule of Related Party Transactions (Details) - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Related Party [Member]
Related Party Transactions [Line Items]
Amounts due from related parties			$ 785,167
Nana CHAN [Member]
Related Party Transactions [Line Items]
Amounts due from related parties	[1]		570,697
Wai Kwong POON [Member]
Related Party Transactions [Line Items]
Amounts due from related parties	[2]		150,802
Sze Ho LI [Member]
Related Party Transactions [Line Items]
Amounts due from related parties	[1]		13,446
BUBI Services Limited [Member]
Related Party Transactions [Line Items]
Amounts due from related parties	[3]		$ 50,222

[1]	Amounts due from Nana CHAN (“Ms. Chan”) and Sze Ho LI (“Mr. Li”) represent expense paid on behalf of Ms. Chan and Mr. Li, respectively. The amounts were unsecured, non-interest bearing and due on demand. Ms. Chan and Mr. Li had fully repaid the outstanding balance on November 15, 2024 and October 30, 2024 respectively.
[2]	Amounts due from Wai Kwong POON (“Mr. Poon”) represent expense paid on behalf of Mr. Poon. The amounts were unsecured, non-interest bearing and due on demand. Mr. Poon had fully repaid the outstanding balance on November 25, 2024.
[3]	Amount due from BUBI Services Limited (“BUBI”) represents expense paid on behalf of BUBI. The amounts were unsecured, non-interest bearing and due on demand. BUBI had fully repaid the outstanding balance on October 28, 2024.